ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS
Organization and Nature of Operations—Founded in 1889, Chicago Bridge & Iron Company N.V. (“CB&I” or the “Company”) provides a wide range of services, including conceptual design, engineering, procurement, fabrication, modularization, construction and commissioning services to customers in the energy infrastructure market throughout the world. Our business is aligned into two operating groups, which represent our reportable segments: Engineering & Construction and Fabrication Services. Natural gas, petroleum, power and petrochemical projects for the worldwide energy and natural resource industries accounted for a majority of our revenue in 2016, 2015 and 2014. See Note 2 and Note 5 for discussion of our discontinued operations and Note 18 for a discussion of our reportable segments and related financial information.